Income Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Deferred tax assets, net [Abstract]
Valuation allowance	$ (23,504,986)	$ (18,653,428)	$ (12,209,478)
Net deferred tax asset	0	0	0
Effective income tax rate reconciliation [Abstract]
Loss before income taxes	(12,091,608)	(28,450,536)	(5,351,958)
Statutory tax rate (in hundredths)	34.00%	30.00%	30.00%
Expected recovery at statutory tax rate	(4,111,147)	(8,535,161)	(1,605,587)
Adjustments to benefits resulting from:
Impact of lower tax rate in subsidiaries	524,715	112,345	106,980
Permanent differences	(1,119,555)	0	0
Terminal loss on disposal of asset	(145,571)	5,738,239	(1,509,157)
Valuation allowance	4,851,558	2,684,577	3,007,764
Provision for income taxes	0	0	0
United States [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards	31,619,622	22,595,854	17,769,298
Deferred tax assets, net [Abstract]
Loss carry forwards	10,750,672	6,778,756	5,330,789
Capital loss carry forwards	733,264	0	0
Other	407,381	343,168	(154,964)
Mineral properties	1,248,312	1,299,948	0
Property, plant and equipment	(16,554)	(25,207)	27
United States [Member] | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Unused capital loss carry forwards	2,156,659
Unused capital loss carry forwards, expiration date	2015
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards, expiration date	2019
Income Tax Examination [Abstract]
Open tax years subject to examination	2008
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards, expiration date	2032
Income Tax Examination [Abstract]
Open tax years subject to examination	2011
Canada [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards	6,369,054	6,643,964
Deferred tax assets, net [Abstract]
Loss carry forwards	1,592,263	1,660,991	0
Other	2,825	7,469	0
Property, plant and equipment	56,837	63,961	0
Canada [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards, expiration date	2014
Canada [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards, expiration date	2032
Mexico [Member]
Deferred tax assets, net [Abstract]
Loss carry forwards	8,632,218	7,053,872	5,774,229
Property, plant and equipment	97,768	76,997	56,134
Peru [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards percentage limitations on use (in hundredths)	50.00%
Deferred tax assets, net [Abstract]
Loss carry forwards	0	1,393,473	1,203,263
Mexico and Peru [Member]
Operating Loss Carryforwards [Line Items]
Unused tax loss carry forwards	$ 30,829,351	$ 29,837,310	$ 24,633,228